Accumulated other comprehensive income (loss) (Tables)	6 Months Ended
Jun. 30, 2019
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive loss
AOCI consists of the following balances, net of tax:

	Foreign currency cumulative translation	Change in fair value of cash flow hedges	Pension and post-employment actuarial changes	Total
Balance, January 1, 2018	$(47,701)	$55,366	$(10,457)	$(2,792)
Cumulative catch-up adjustments related to adoption of ASU 2018-02 on tax effects in AOCI	—	11,657	(1,032)	10,625
OCI before reclassifications	(26,488)	1,567	2,046	(22,875)
Amounts reclassified	—	(4,257)	(86)	(4,343)
Net current period OCI	(26,488)	(2,690)	1,960	(27,218)
Balance, December 31, 2018	$(74,189)	$64,333	$(9,529)	$(19,385)
Cumulative catch-up adjustment related to adoption of ASU 2017-12 on tax effects in AOCI (note 2(a))	—	186	—	186
OCI before reclassifications	9,250	10,087	(48)	19,289
Amounts reclassified	—	3,543	3	3,546
Net current period OCI	$9,250	$13,630	$(45)	$22,835
Balance, June 30, 2019	$(64,939)	$78,149	$(9,574)	$3,636